Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31,
	2024	2023
	USD thousands
Balance in USD	7,050	14,007
Balance in other currencies	351	482
Total cash and cash equivalents	7,401	14,489